December 19, 2011

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attn: Office of Filings, Information & Consumer Services

Re: Eaton Vance Mutual Funds Trust (the “Registrant”) (1933 Act File No. 002-90946)
on behalf of Eaton Vance Parametric Structured Absolute Return Fund
(the “Fund”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in an as revised Prospectus for the Fund dated December 9, 2011 to the Prospectus dated November 1, 2011. The purpose of the filing is to submit the 497(e) filing dated December 9, 2011 in XBRL for the Fund.

If you have any questions concerning the foregoing, kindly call the undersigned at (617) 672-8626.

Very truly yours, /s/Courtney Clark Courtney Clark Production Paralegal